Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000198223 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000198223 | Samsung Electronics Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000198223 | Tencent Holdings Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000198223 | SK Hynix, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000198223 | SK Square Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198223 | Elite Material Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198223 | Wiwynn Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198223 | Delta Electronics, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198223 | OTP Bank Nyrt., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198223 | Alibaba Group Holding Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198223 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000198223 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000198223 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000198223 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000198223 | China
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000198223 | India
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000198223 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198223 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198223 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198223 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198223 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198223 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198223 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005817 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005817 | Samsung Electronics Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005817 | Tencent Holdings Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005817 | SK Hynix, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005817 | SK Square Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005817 | Elite Material Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005817 | Wiwynn Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005817 | Delta Electronics, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005817 | OTP Bank Nyrt., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005817 | Alibaba Group Holding Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005817 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005817 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005817 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000005817 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000005817 | China
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000005817 | India
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005817 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005817 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005817 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005817 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005817 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005817 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005817 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005814 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005814 | Samsung Electronics Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005814 | Tencent Holdings Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005814 | SK Hynix, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005814 | SK Square Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005814 | Elite Material Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005814 | Wiwynn Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005814 | Delta Electronics, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005814 | OTP Bank Nyrt., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005814 | Alibaba Group Holding Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005814 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005814 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005814 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000005814 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000005814 | China
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000005814 | India
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005814 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005814 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005814 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005814 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005814 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005814 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005814 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005816 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005816 | Samsung Electronics Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005816 | Tencent Holdings Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005816 | SK Hynix, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005816 | SK Square Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005816 | Elite Material Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005816 | Wiwynn Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005816 | Delta Electronics, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005816 | OTP Bank Nyrt., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005816 | Alibaba Group Holding Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005816 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005816 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005816 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000005816 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000005816 | China
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000005816 | India
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005816 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005816 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005816 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005816 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005816 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005816 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005816 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	6.80%